STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIENCY) (USD $)	Total		Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated Deficit during Development Stage [Member]
Balance at Aug. 10, 2011	$ 0		$ 0		$ 0		$ 0
Balance (in shares) at Aug. 10, 2011			0
Issuance of common stock to founders upon inception date at par value	650		650		0		0
Issuance of common stock to founders upon inception date at par value (in shares)			6,500,000
Issuance of common stock to accredited investors upon inception date at par value	10,000		200		9,800		0
Issuance of common stock to accredited investors upon inception date at par value (in shares)			2,000,000
Issuance of common stock to founders in October 2011 at par value	100		100		0		0
Issuance of common stock to founders in October 2011 at par value (in shares)			1,000,000
Issuance of common stock in October and November 2011 at $0.61 per stock, net of issuance cost	481,490		114		481,376		0
Issuance of common stock in October and November 2011 at $0.61 per stock, net of issuance cost (in shares)			1,140,000
Issuance of common stock in December 2011 at $0.62 per stock, net of issuance cost	86,253		19		86,234		0
Issuance of common stock in December 2011 at $0.62 per stock, net of issuance cost (in shares)			190,000
Net loss	(385,349)		0		0		(385,349)
Balance at Dec. 31, 2011	193,144		1,083		577,410		(385,349)
Balance (in shares) at Dec. 31, 2011			10,830,000
Issuance of common stock in February and March 2012 at $0.63 per stock, net of issuance cost	540,109		113		539,996		0
Issuance of common stock in February and March 2012 at $0.63 per stock, net of issuance cost (in shares)			1,131,000
Issuance of common stock and warrants in August 2012 at $1.00 per unit, net of issuance cost	498,157		50		498,107
Issuance of common stock and warrants in August 2012 at $1.00 per unit, net of issuance cost (in shares)			500,014
Issuance of common stock in September and October 2012 at $1.50 per stock, net of issuance cost	2,384,478		179		2,384,299		0
Issuance of common stock in September and October 2012 at $1.50 per stock, net of issuance cost (in shares)			1,795,009
Cost related to issuance of common stock to service provider	437,499		29		437,470		0
Cost related to issuance of common stock to service provider (in shares)			291,666
Stock-based compensation	564,143		0		564,143		0
Net loss	(5,686,573)		0		0		(5,686,573)
Balance at Dec. 31, 2012	(1,069,043)		1,454		5,001,425		(6,071,922)
Balance (in shares) at Dec. 31, 2012			14,547,689
Issuance of common stock and warrants in February and June 2013 at $ 1.00 per unit, net of issuance cost	996,422		100		996,322		0
Issuance of common stock and warrants in February and June 2013 at $ 1.00 per unit, net of issuance cost (in shares)			1,000,022
Cost related to issuance of common stock to service provider	487,870		20		487,850		0
Cost related to issuance of common stock to service provider (in shares)			208,334
Cost related to issuance of warrants to service provider in March and May 2013	523,500		0		523,500		0
Cost related to issuance of warrants to service provider in March and May 2013 (in shares)			0
Issuance of common stock and warrants in April and May 2013 at $ 2.50 per unit, net of issuance cost (in shares)			4,000,000
Issuance of common stock and warrants in April and May 2013 at $ 2.50 per unit, net of issuance cost	8,985,510		400		8,985,110		0
Exercise of warrants	707,853		30		707,823		0
Exercise of warrants (in shares)			300,771
Exercise of options	15		2		13		0
Exercise of options (in shares)	15,000		15,000
Stock-based compensation	3,213,270		0		3,213,270		0
Net loss	(13,931,778)		0		0		(13,931,778)
Balance at Dec. 31, 2013	(86,381)		2,000		19,915,000		(20,003,000)
Balance (in shares) at Dec. 31, 2013			20,071,816
Issuance of common stock and warrants in February 2014 at $0.55 per unit, net of issuance cost	1,031,000				1,031,000		0
Issuance of common stock and warrants in February 2014 at $0.55 per unit, net of issuance cost (in shares)			2,226,956
Exercise of warrants	265,000			[1]	265,000		0
Exercise of warrants (in shares)			255,596
Exercise of options		[1]		[1]		[1]	0
Exercise of options (in shares)			325,000
Stock-based compensation	509,000		0		509,000		0
Net loss	(2,984,000)		0		0		(2,984,000)
Balance at Mar. 31, 2014	$ (1,265,000)		$ 2,000		$ 21,720,000		$ (22,987,000)
Balance (in shares) at Mar. 31, 2014			22,879,368

[1]	Represents an amount lower than $1.